Common Stock Warrants - Schedule of Common Stock Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Common Stock Warrant Activity [Line Items]
Beginning balance, Number of warrants	10,176,273
Beginning balance, Weighted Average Exercise Price	$ 1.08
Issued, Number of warrants	2,168,829
Issued, Weighted Average Exercise Price	$ 0.01
Exercised, Number of warrants	2,639,038
Exercised, Weighted Average Exercise Price	$ 0.01
Ending balance, Number of warrants	9,706,064	10,176,273
Ending balance, Weighted Average Exercise Price	$ 1.13
Common Stock Warrants [Member]
Schedule of Common Stock Warrant Activity [Line Items]
Beginning balance, Number of warrants	10,176,273	7,527,404	7,277,404
Beginning balance, Weighted Average Exercise Price			$ 1.49
Issued, Number of warrants		3,398,869	250,000
Issued, Weighted Average Exercise Price		$ 0.01	$ 0.01
Exercised, Number of warrants		750,000	0
Exercised, Weighted Average Exercise Price		$ 0.01
Ending balance, Number of warrants		10,176,273	7,527,404
Ending balance, Weighted Average Exercise Price		$ 1.08	$ 1.45
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Cancelled
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Issued Weighted Average cancelled Price